Financial instruments - Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Financial assets, at fair value	$ 40,693	$ 29,264
Provisionally-priced payables
Statement Line Items [Line Items]
Financial liabilities, at fair value	64,196	5,027
Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	58,841	45,665
Financial liabilities, at fair value	113,844	8,976
Recurring fair value measurement | Provisionally-priced payables
Statement Line Items [Line Items]
Financial liabilities, at fair value	64,196	5,027
Recurring fair value measurement | Deferred milestone payment to Waterton
Statement Line Items [Line Items]
Financial liabilities, at fair value	30,871
Recurring fair value measurement | Derivative financial instruments
Statement Line Items [Line Items]
Financial liabilities, at fair value	18,777	3,949
Level 1 | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	830	2,171
Financial liabilities, at fair value	0	0
Level 1 | Recurring fair value measurement | Provisionally-priced payables
Statement Line Items [Line Items]
Financial liabilities, at fair value	0	0
Level 1 | Recurring fair value measurement | Deferred milestone payment to Waterton
Statement Line Items [Line Items]
Financial liabilities, at fair value	0
Level 1 | Recurring fair value measurement | Derivative financial instruments
Statement Line Items [Line Items]
Financial liabilities, at fair value	0	0
Level 2 | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	58,011	43,494
Financial liabilities, at fair value	113,844	8,976
Level 2 | Recurring fair value measurement | Provisionally-priced payables
Statement Line Items [Line Items]
Financial liabilities, at fair value	64,196	5,027
Level 2 | Recurring fair value measurement | Deferred milestone payment to Waterton
Statement Line Items [Line Items]
Financial liabilities, at fair value	30,871
Level 2 | Recurring fair value measurement | Derivative financial instruments
Statement Line Items [Line Items]
Financial liabilities, at fair value	18,777	3,949
Level 3 | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	0	0
Level 3 | Recurring fair value measurement | Provisionally-priced payables
Statement Line Items [Line Items]
Financial liabilities, at fair value	0	0
Level 3 | Recurring fair value measurement | Deferred milestone payment to Waterton
Statement Line Items [Line Items]
Financial liabilities, at fair value	0
Level 3 | Recurring fair value measurement | Derivative financial instruments
Statement Line Items [Line Items]
Financial liabilities, at fair value	0	0
Provisionally-priced trade receivables | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	40,693	29,264
Provisionally-priced trade receivables | Level 1 | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	0	0
Provisionally-priced trade receivables | Level 2 | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	40,693	29,264
Provisionally-priced trade receivables | Level 3 | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	0	0
Marketable securities | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	830	2,171
Marketable securities | Level 1 | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	830	2,171
Marketable securities | Level 2 | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	0	0
Marketable securities | Level 3 | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	0	0
Derivative financial instruments | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	17,318	14,230
Derivative financial instruments | Level 1 | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	0	0
Derivative financial instruments | Level 2 | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	17,318	14,230
Derivative financial instruments | Level 3 | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	$ 0	$ 0